Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension Plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Post employment benefits
Balance at beginning of the period	€ (274)	€ 453
Service cost	(44)	(38)
Past service credit		71
Interest income/(cost)	(7)	4
Return on plan assets excluding interest income	(2,475)	58
Actuarial gains/(losses) arising from changes in demographic assumptions	186	7
Actuarial gains (losses) arising from changes in financial assumptions	2,293	483
Actuarial gain (losses) arising from experience adjustments	(217)	79
Employer cash contributions	42	60
Exchange rate movements	(13)	(7)
Other movements	8	(4)
Balance at end of the period	(71)	(274)
Assets.
Post employment benefits
Balance at beginning of the period	(7,715)	(7,632)
Interest income/(cost)	(185)	(140)
Return on plan assets excluding interest income	(2,475)	58
Employer cash contributions	42	60
Member cash contributions	15	17
Benefits paid	(216)	(241)
Exchange rate movements	211	(52)
Other movements	8	3
Balance at end of the period	(5,047)	(7,715)
Liabilities.
Post employment benefits
Balance at beginning of the period	7,441	8,085
Service cost	(44)	(38)
Past service credit		71
Interest income/(cost)	178	144
Actuarial gains/(losses) arising from changes in demographic assumptions	186	7
Actuarial gains (losses) arising from changes in financial assumptions	2,293	483
Actuarial gain (losses) arising from experience adjustments	(217)	79
Member cash contributions	(15)	(17)
Benefits paid	216	241
Exchange rate movements	(224)	45
Other movements		(7)
Balance at end of the period	€ 4,976	€ 7,441